UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/2011

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 28, 2011 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)
Consumer Discretionary--15.7%
Advance Auto Parts	19,800	1,241,064
Ambassadors Group	100,320	1,068,408
Asbury Automotive Group	28,950a	534,127
Ascena Retail Group	43,997a	1,374,466
Avery Dennison	34,400	1,373,248
Barrett Business Services	31,848	464,662
Brink's	27,600	852,012
Cabela's	50,730a	1,376,305
Capella Education	3,473a	200,288
Carter's	52,200a	1,496,052
CEC Entertainment	8,324	322,056
Cheesecake Factory	13,900a	403,656
Chico's FAS	48,900	671,886
Cinemark Holdings	43,900	881,512
Coinstar	16,200a	691,416
Convergys	57,700a	811,839
Cooper	9,300	574,926
Corinthian Colleges	137,500a	720,500
Cracker Barrel Old Country Store	19,349	964,354
CSS Industries	44,100	771,750
Diebold	29,700	1,044,252
Digital River	22,800a	765,624
Drew Industries	42,562	984,458
FTI Consulting	53,028a	1,749,394
G-III Apparel Group	10,800a	424,656
Genesco	22,356a	883,509
Gentex	24,775	750,187
Grand Canyon Education	11,737a	188,731
Helen of Troy	46,380a	1,295,393
Interval Leisure Group	77,660a	1,313,231

JOS. A. Bank Clothiers	28,729a	1,324,694
Kirkland's	36,350a	555,428
Korn/Ferry International	21,656a	495,056
Lifetime Brands	61,645a	740,356
LKQ	19,400a	460,944
M/I Homes	51,930a	693,265
Meredith	23,192	817,750
Nobel Learning Communities	62,100a	588,708
Nu Skin Enterprises, Cl. A	19,130	610,630
OfficeMax	109,000a	1,497,660
PEP Boys-Manny Moe & Jack	126,685	1,587,363
Polypore International	15,050a	879,522
Quiksilver	133,800a	576,678
Red Robin Gourmet Burgers	1,050a	25,053
Rent-A-Center	69,906	2,311,092
Ruth's Hospitality Group	84,763a	424,663
Sally Beauty Holdings	81,600a	1,058,352
Shuffle Master	73,300a	689,753
Shutterfly	19,100a	815,570
Snap-On	7,830	449,677
Stein Mart	7,587	62,138
Talbots	11,900a	74,375
TNS	27,842a	524,822
True Religion Apparel	32,000a	760,640
Universal Technical Institute	75,030	1,380,552
Valassis Communications	25,900a	730,898
ValueClick	63,200a	943,576
Warner Music Group	112,200a	674,322
		47,947,499
Consumer Staples--2.6%
Andersons	23,100	1,109,724
Constellation Brands, Cl. A	70,200a	1,426,464
Flowers Foods	39,400	1,048,040
Nash Finch	21,906	884,345
Overhill Farms	41,025a	255,996
Pantry	41,050a	646,948
Sensient Technologies	28,422	948,726

United Natural Foods	12,125a	514,706
USANA Health Sciences	2,510a	87,398
Wendy's/Arby's Group, Cl. A	151,200	719,712
Zhongpin	23,500a	436,865
		8,078,924
Energy--6.5%
Atmos Energy	22,656	766,226
Berry Petroleum, Cl. A	16,127	838,443
Brigham Exploration	68,730a	2,514,143
Cal Dive International	68,411a	470,668
GenOn Energy	183,600a	743,580
Georesources	19,280a	606,742
Global Industries	90,700a	814,486
GMX Resources	31,047a	161,134
Gulfport Energy	47,950a	1,418,840
Holly	24,100	1,377,074
Itron	8,100a	459,351
Newpark Resources	111,200a	776,176
Northern Oil and Gas	83,100a	2,640,087
Ormat Technologies	14,500	363,225
Southern Union	36,700	1,046,684
Tetra Technologies	106,400a	1,469,384
TransGlobe Energy	25,600a	372,736
USEC	57,800a	307,496
Venoco	58,900a	1,086,705
Whiting Petroleum	25,340a	1,655,716
		19,888,896
Financial--21.6%
Alterra Capital Holdings	36,200	783,006
Altisource Portfolio Solutions	37,233a	1,124,064
American Equity Investment Life
Holding	118,190	1,560,108
Ares Capital	52,846	942,244
Asta Funding	60,630	524,450
Baldwin & Lyons, Cl. B	8,875	216,461
BancorpSouth	19,525	311,228
Bank of Hawaii	21,050	992,718

BioMed Realty Trust	45,700b	829,455
Brandywine Realty Trust	50,300b	618,690
Broadridge Financial Solutions	47,600	1,090,992
Bryn Mawr Bank	53,520	1,121,244
Capstead Mortgage	52,400b	688,536
Cash America International	25,900	1,106,189
CBIZ	94,093a	666,178
Center Financial	41,091a	327,495
City Holding	18,300	626,775
Columbia Banking System	89,725	1,780,144
Community Bank System	70,047	1,762,383
CoreLogic	52,900	986,585
Cullen/Frost Bankers	15,049	881,269
CVB Financial	125,100	1,045,836
Delphi Financial Group, Cl. A	53,866	1,667,691
Deluxe	49,807	1,272,569
Donegal Group, Cl. A	26,230	334,695
EastGroup Properties	16,157b	735,628
Euronet Worldwide	35,000a	632,450
F.N.B.	66,512	667,115
FBL Financial Group, Cl. A	18,221	569,224
Financial Engines	2,701	65,931
First Bancorp	20,700	305,118
First Cash Financial Services	22,300a	730,102
First Financial Bankshares	1,400	70,280
First Niagara Financial Group	53,300	771,784
First Potomac Realty Trust	32,750b	528,257
Glimcher Realty Trust	99,751b	917,709
Hallmark Financial Services	104,000a	936,000
Hancock Holding	32,710	1,134,056
Harleysville Group	18,041	659,399
HCC Insurance Holdings	40,136	1,249,835
Horace Mann Educators	42,100	713,595
Huntington Bancshares	109,900	751,716
IBERIABANK	15,800	905,182
Investment Technology Group	35,856a	686,642
Knight Capital Group, Cl. A	61,692a	864,305

LaSalle Hotel Properties	37,700b	1,063,517
Lender Processing Services	31,900	1,086,833
Medical Properties Trust	68,519b	803,728
MGIC Investment	83,900a	720,701
National Western Life Insurance	6,100	1,066,768
Net 1 UEPS Technologies	43,300a	441,660
Ocwen Financial	329,950a	3,490,871
Omega Healthcare Investors	78,647b	1,885,169
Park National	14,625	962,764
Parkway Properties	46,536b	754,349
Platinum Underwriters Holdings	16,100	671,370
Portfolio Recovery Associates	6,123a	510,352
Primerica	17,000	437,920
PS Business Parks	13,000b	819,520
RLI	16,800	964,488
SLM	68,400a	1,013,688
Sterling Bancorp	39,000	391,560
Sterling Bancshares	200,300	1,812,715
Suffolk Bancorp	13,500	277,965
SVB Financial Group	33,933a	1,838,490
TCF Financial	56,400	915,372
Texas Capital Bancshares	34,600a	873,304
Tower Group	73,915	2,009,010
Umpqua Holdings	71,300	815,672
Waddell & Reed Financial, Cl. A	12,052	486,660
Wintrust Financial	31,000	1,040,980
World Acceptance	32,202a	1,926,002
		66,236,761
Health Care--6.9%
Abaxis	10,598a	281,059
Affymetrix	61,700a	302,947
Allscripts Healthcare Solutions	18,600a	397,110
Amedisys	15,600a	560,352
AmSurg	39,284a	928,281
AngioDynamics	20,800a	349,856
Bio-Reference Laboratories	10,525a	220,183
Cambrex	154,682a	847,657

Celera	58,100a	369,516
Cepheid	34,800a	922,548
Charles River Laboratories
International	25,900a	943,796
Chemed	20,350	1,331,704
Gentiva Health Services	14,739a	416,082
Health Management Associates, Cl.
A	103,000a	1,030,000
HealthSpring	37,600a	1,415,264
Hill-Rom Holdings	28,325	1,078,333
IPC The Hospitalist	6,950a	283,560
Magellan Health Services	32,900a	1,578,542
Medical Action Industries	10,642a	87,903
Medicis Pharmaceutical, Cl. A	24,100	773,369
Mednax	7,300a	473,989
MEDTOX Scientific	5,675	85,920
Neogen	12,300a	459,897
Owens & Minor	34,740	1,083,888
Quality Systems	3,175	253,683
Questcor Pharmaceuticals	65,796a	852,716
RehabCare Group	14,714a	546,625
SXC Health Solutions	21,600a	1,065,960
Symmetry Medical	89,078a	805,265
Techne	4,725	338,735
Theragenics	179,200a	313,600
West Pharmaceutical Services	20,050	824,255
		21,222,595
Industrial--15.3%
AAON	24,675	757,522
Aerovironment	20,800a	603,408
Allegiant Travel	15,270	630,193
American Reprographics	188,820a	1,680,498
Apogee Enterprises	56,940	778,370
Beacon Roofing Supply	18,000a	381,780
CAI International	46,610a	987,200
CoStar Group	4,100a	232,347
Covanta Holding	55,800	944,136

Crown Holdings	42,200a	1,623,856
Curtiss-Wright	34,510	1,273,419
Danaos	128,400a	642,000
Dresser-Rand Group	26,700a	1,315,776
Echo Global Logistics	6,033a	71,310
EnerNOC	6,903a	133,090
ESCO Technologies	13,400	513,086
Forward Air	6,725	199,262
Franklin Electric	12,035	511,488
Glatfelter	73,466	904,366
Global Power Equipment Group	35,960a	808,021
Granite Construction	23,456	668,496
Hexcel	55,975a	1,038,336
Hubbell, Cl. B	14,400	972,144
Innerworkings	26,800a	218,956
John Bean Technologies	42,400	804,328
KBR	35,000	1,148,000
Knoll	80,445	1,662,798
L.B. Foster, Cl. A	23,195a	974,190
Lydall	99,300a	887,742
Manitowoc	46,000	911,260
McGrath Rentcorp	51,200	1,408,512
Miller Industries	24,950	414,669
Mobile Mini	8,300a	188,742
Navistar International	23,500a	1,456,530
Pall	19,990	1,086,656
Park Electrochemical	30,806	979,631
Parker Drilling	117,352a	617,272
Resources Connection	17,750	342,398
Ritchie Brothers Auctioneers	20,894	532,797
Rollins	34,687	680,559
Ryder System	22,400	1,071,392
School Specialty	73,560a	1,129,146
Seaspan	26,300	421,326
SkyWest	48,209	795,449
Sonoco Products	23,887	861,843
Standex International	55,410	1,898,901

Teledyne Technologies	19,500a	1,021,215
Textainer Group Holdings	36,945	1,306,006
Textron	54,600	1,479,114
Thomas & Betts	34,553a	1,913,891
Tutor Perini	42,670	1,016,399
Twin Disc	18,200	588,952
Xerium Technologies	56,975a	1,223,253
		46,712,031
Information Technology--16.0%
Acacia Research	41,800a	1,225,576
Accelrys	88,100a	762,946
American Software, Cl. A	72,907	489,935
ANSYS	7,500a	422,400
Arris Group	85,700a	1,131,240
AXT	59,700a	442,974
Benchmark Electronics	40,718a	767,941
Black Box	29,038	1,108,961
Brocade Communications Systems	204,600a	1,303,302
Cabot Microelectronics	8,312a	405,792
CACI International, Cl. A	17,882a	1,060,760
Cadence Design Systems	102,700a	1,021,865
Cardtronics	38,600a	731,470
Cass Information Systems	6,400	249,920
Ciena	38,900a	1,072,473
Comtech Telecommunications	22,800	616,740
Comverse Technology	71,300a	516,925
Concur Technologies	3,850a	200,315
Constant Contact	6,536a	189,086
CTS	84,680	1,004,305
DDI	120,340	1,247,926
DealerTrack Holdings	12,500a	252,250
Digi International	29,100a	322,137
DST Systems	25,500	1,300,500
Echelon	24,579a	215,312
Electronics for Imaging	85,645a	1,321,502
Fair Isaac	32,700	913,965
Fairchild Semiconductor

International	88,215a	1,553,466
FARO Technologies	6,500a	231,725
Forrester Research	8,500	307,530
Guidance Software	13,850a	105,953
IEC Electronics	31,862a	269,871
Ikanos Communications	96,000a	120,960
Infinera	98,800a	791,388
Integrated Silicon Solution	35,483a	347,024
International Rectifier	4,484a	144,116
Intersil, Cl. A	69,900	894,021
ION Geophysical	89,800a	1,151,236
Keynote Systems	51,000	897,090
MAXIMUS	5,650	418,100
MEMC Electronic Materials	65,900a	894,263
Mercury Computer Systems	33,400a	633,932
Multi-Fineline Electronix	18,100a	518,022
Napco Security Technologies	11,250a	26,437
National Instruments	23,475	730,777
Plantronics	23,300	812,937
Plexus	14,723a	462,744
Power Integrations	9,700	386,448
Power-One	64,200a	528,366
Powerwave Technologies	213,500a	787,815
Premiere Global Services	57,653a	386,852
RF Micro Devices	119,700a	897,750
Scientific Games, Cl. A	101,200a	906,752
SeaChange International	74,100a	699,504
Semtech	21,500a	509,120
Sierra Wireless	54,000a	569,160
Silicon Image	98,300a	790,332
SMART Modular Technologies	46,000a	318,780
Standard Microsystems	30,200a	801,206
Stratasys	6,884a	312,396
Tekelec	92,500a	709,475
TeleCommunication Systems, Cl. A	82,600a	352,702
Telvent GIT	6,650a	192,251
TIBCO Software	33,300a	819,846

Ultimate Software Group	12,200a	651,968
Ultratech	38,700a	956,664
Verigy	46,000a	596,620
Verint Systems	56,575a	1,945,049
Vishay Intertechnology	139,160a	2,428,342
Zoran	85,700a	960,697
		49,118,205
Materials--5.7%
Arch Chemicals	39,300	1,412,835
Boise	112,700	1,012,046
Chemtura	37,000a	601,990
Cytec Industries	11,000	625,130
Harry Winston Diamond	42,100a	515,304
Horsehead Holding	59,100a	977,514
Innophos Holdings	14,200	608,186
KapStone Paper and Packaging	54,980a	942,907
Landec	136,350a	838,553
LSB Industries	22,379a	677,636
Mercer International	39,950	554,107
Omnova Solutions	171,220a	1,205,389
PolyOne	58,430a	811,008
Royal Gold	9,300	461,466
RPM International	36,110	829,447
RTI International Metals	41,710a	1,188,735
Schulman (A.)	36,800	819,168
Schweitzer-Mauduit International	13,204	723,975
Solutia	107,270a	2,489,737
		17,295,133
Producer Durables--5.6%
Actuant, Cl. A	41,000	1,160,300
Atlas Air Worldwide Holdings	17,600a	1,201,728
Bristow Group	40,289a	1,930,649
Ceradyne	49,250a	1,882,828
Curtiss-Wright	18,700	690,030
EnerSys	49,264a	1,748,872
Ennis	20,319	330,184
Force Protection	106,300a	535,752

Greif, Cl. A	10,492	678,413
Hawaiian Holdings	101,800a	675,952
Intermec	64,900a	728,827
Old Dominion Freight Line	33,750a	1,038,825
Orbital Sciences	44,784a	796,707
Rent-A-Center	31,600	1,044,696
RSC Holdings	29,950a	408,218
Sealed Air	51,600	1,420,032
Tennant	22,400	910,560
		17,182,573
Utilities--1.5%
Cleco	31,700	1,025,495
Hawaiian Electric Industries	45,151	1,090,397
Portland General Electric	31,185	730,353
Southwest Gas	20,800	808,496
UniSource Energy	26,300	958,898
		4,613,639

Total Investments (cost $240,268,222)	97.4%	298,296,256
Cash and Receivables (Net)	2.6%	8,076,997
Net Assets	100.0%	306,373,253

a	Non-income producing security.
b	Investment in real estate investment trust.

At February 28, 2011 the aggregate cost of investment securities for income tax purposes was $240,266,222.

Net unrealized appreciation on investments was $58,028,034 of which $64,258,175 related to appreciated investment securities and $6,230,141 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.6
Information Technology	16.0
Consumer Discretionary	15.7
Industrial	15.3
Health Care	6.9
Energy	6.5

Materials	5.7
Producer Durables	5.6
Consumer Staples	2.6
Utilities	1.5
97.4
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	293,021,430	-	-	293,021,430
Equity Securities - Foreign+	5,274,826	-	-	5,274,826

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 28, 2011 (Unaudited)

Common Stocks--95.7%	Shares	Value ($)
Consumer Discretionary--14.4%
Family Dollar Stores	107,700	5,393,616
McDonald's	65,000	4,919,200
NIKE, Cl. B	53,200	4,736,396
Panera Bread, Cl. A	45,500a	5,312,125
Starbucks	154,800	5,105,304
TJX	96,200	4,797,494
Tractor Supply	99,400	5,175,758
		35,439,893
Consumer Staples--7.4%
Colgate-Palmolive	55,100	4,326,452
PepsiCo	66,400	4,211,088
Wal-Mart Stores	86,200	4,480,676
Walgreen	117,300	5,083,782
		18,101,998
Energy--10.7%
Apache	38,700	4,822,794
CARBO Ceramics	46,300	5,739,811
EOG Resources	45,560	5,116,843
Occidental Petroleum	49,600	5,057,712
Schlumberger	59,150	5,525,793
		26,262,953
Health Care--17.8%
Abbott Laboratories	96,000	4,617,600
C.R. Bard	32,450	3,172,312
Celgene	77,000a	4,088,700
Gilead Sciences	117,200a	4,568,456
Johnson & Johnson	69,100	4,245,504
Medtronic	116,600	4,654,672
Meridian Bioscience	193,500	4,173,795
Resmed	146,800a	4,638,880

Stryker	83,300	5,269,558
Varian Medical Systems	63,100a	4,371,568
		43,801,045
Industrial--13.6%
Boeing	63,800	4,594,238
C.H. Robinson Worldwide	60,000	4,343,400
Donaldson	92,300	5,196,490
Fastenal	77,100	4,790,223
MSC Industrial Direct, Cl. A	79,300	5,010,967
Precision Castparts	34,360	4,870,530
Rockwell Collins	73,600	4,742,784
		33,548,632
Materials--5.9%
Ecolab	99,100	4,820,224
Monsanto	65,800	4,730,362
Praxair	50,000	4,969,000
		14,519,586
Technology--25.9%
Adobe Systems	140,700a	4,854,150
Amphenol, Cl. A	100,500	5,776,740
Automatic Data Processing	115,900	5,795,000
Cisco Systems	222,400a	4,127,744
Dolby Laboratories, Cl. A	78,400a	3,964,688
FLIR Systems	145,800	4,709,340
Google, Cl. A	7,260a	4,453,284
Intel	209,500	4,497,965
MasterCard, Cl. A	20,770	4,996,431
Microsoft	154,400	4,103,952
Oracle	164,900	5,425,210
Paychex	148,200	4,983,966
QUALCOMM	99,900	5,952,042
		63,640,512
Total Common Stocks
(cost $211,498,442)		235,314,619

Other Investment--5.6%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,802,000)	13,802,000[b]	13,802,000
Total Investments (cost $225,300,442)	101.3%	249,116,619
Liabilities, Less Cash and Receivables	(1.3%)	(3,103,073)
Net Assets	100.0%	246,013,546

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $225,300,442. Net unrealized appreciation on investments was $23,816,177 of which $26,021,887 related to appreciated investment securities and $2,205,710 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Technology	25.9
Health Care	17.8
Consumer Discretionary	14.4
Industrial	13.6
Energy	10.7
Consumer Staples	7.4
Materials	5.9
Money Market Investment	5.6
101.3
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	235,314,619	-	-	235,314,619
Mutual Funds	13,802,000	-	-	13,802,000
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2011 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)
Australia--3.5%
CSL	237,500	8,608,489
Woodside Petroleum	201,638	8,741,609
		17,350,098
Brazil--2.0%
Petroleo Brasileiro (Preferred), ADR	282,500	9,935,525
Canada--2.3%
Suncor Energy	235,700	11,077,209
Denmark--2.0%
Novo Nordisk, Cl. B	79,000	9,949,935
France--3.2%
Cie Generale d'Optique Essilor International	115,000	8,212,472
L'Oreal	66,100	7,683,968
		15,896,440
Hong Kong--6.1%
China Mobile	938,000	8,798,266
CLP Holdings	940,500	7,662,394
CNOOC	3,993,000	9,064,746
Hong Kong & China Gas	1,916,255	4,291,151
		29,816,557
Japan--18.3%
Canon	157,800	7,600,171
Chugai Pharmaceutical	371,100	7,122,144
Daikin Industries	183,200	6,185,421
Denso	246,500	9,205,519
FANUC	64,400	9,982,177
Honda Motor	234,800	10,175,002
Hoya	180,000	4,292,892
Keyence	20,870	5,673,844
Mitsubishi Estate	477,000	9,726,007
Nintendo	34,000	9,962,472
Shin-Etsu Chemical	169,200	9,710,825
		89,636,474
Singapore--1.2%
DBS Group Holdings	531,000	5,920,412

Spain--1.3%
Inditex	89,800	6,500,853
Sweden--1.6%
Hennes & Mauritz, Cl. B	239,000	7,811,197
Switzerland--4.7%
Nestle	150,000	8,492,089
Novartis	100,600	5,641,223
SGS	5,000	8,701,970
		22,835,282
United Kingdom--11.0%
BG Group	455,800	11,088,609
HSBC Holdings	861,200	9,492,044
Reckitt Benckiser Group	181,000	9,327,470
Standard Chartered	326,025	8,623,121
Tesco	1,515,000	9,954,856
WM Morrison Supermarkets	1,200,500	5,401,996
		53,888,096
United States--40.2%
Abbott Laboratories	211,000	10,149,100
Adobe Systems	297,500a	10,263,750
Amphenol, Cl. A	165,400	9,507,192
Automatic Data Processing	194,600	9,730,000
C.R. Bard	79,700	7,791,472
Cisco Systems	446,300a	8,283,328
EOG Resources	93,000	10,444,830
Fastenal	105,000	6,523,650
FLIR Systems	151,500	4,893,450
Gilead Sciences	248,500a	9,686,530
Google, Cl. A	13,900a	8,526,260
Intel	445,300	9,560,591
Johnson & Johnson	145,600	8,945,664
MasterCard, Cl. A	35,500	8,539,880
Medtronic	197,600	7,888,192
Microsoft	284,900	7,572,642
NIKE, Cl. B	94,300	8,395,529
Oracle	273,300	8,991,570
Precision Castparts	56,800	8,051,400
Schlumberger	103,200	9,640,944
TJX	199,500	9,949,065
Wal-Mart Stores	122,200	6,351,956

Walgreen	175,800	7,619,172
		197,306,167
Total Common Stocks
(cost $394,452,968)		477,924,245

Other Investment--2.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $10,940,000)	10,940,000[b]	10,940,000
Total Investments (cost $405,392,968)	99.6%	488,864,245
Cash and Receivables (Net)	.4%	2,107,092
Net Assets	100.0%	490,971,337

ADR--American Depository Receipt

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $405,392,968. Net unrealized appreciation on investments was $83,471,277 of which $86,919,637 related to appreciated investment securities and $3,448,360 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Technology	23.1
Health Care	17.1
Energy	14.3
Consumer Staples	11.2
Consumer Discretionary	10.6
Industrial	8.0
Financial Services	6.9
Utilities	2.4
Money Market Investment	2.2
Materials	2.0
Telecommunication Services	1.8
99.6
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	197,306,167	-	-	197,306,167
Equity Securities - Foreign+	280,618,078	-	-	280,618,078
Mutual Funds	10,940,000	-	-	10,940,000

+ See Statement of Investments for additional detailed categorizations

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2011 (Unaudited)

Common Stocks--97.0%	Shares	Value ($)
Australia--6.2%
Cochlear	280,800	22,111,317
CSL	595,900	21,599,153
Woodside Petroleum	517,300	22,426,498
		66,136,968
Belgium--2.0%
Colruyt	428,600	21,543,558
Brazil--2.2%
Petroleo Brasileiro (Preferred), ADR	675,000	23,739,750
Canada--2.3%
Suncor Energy	523,000	24,579,466
Denmark--2.3%
Novo Nordisk, Cl. B	193,200	24,333,259
France--6.9%
Cie Generale d'Optique Essilor International	286,000	20,424,061
Danone	343,800	21,553,327
L'Oreal	188,800	21,947,550
Vallourec	101,000	10,462,934
		74,387,872
Germany--4.2%
Adidas	331,300	21,258,866
SAP	397,000	23,951,701
		45,210,567
Hong Kong--8.1%
China Mobile	2,284,500	21,428,188
CLP Holdings	2,137,500	17,414,532
CNOOC	9,380,000	21,294,094
Esprit Holdings	4,378,534	21,476,631
Hong Kong & China Gas	2,558,105	5,728,473
		87,341,918
Japan--31.6%
Aeon Mall	521,600	13,855,349
Canon	451,200	21,731,288
Chugai Pharmaceutical	628,000	12,052,564
Daikin Industries	361,800	12,215,532

Daito Trust Construction	289,900	23,637,101
Denso	576,200	21,518,135
FANUC	143,400	22,227,394
Hirose Electric	93,000	10,618,177
Honda Motor	500,000	21,667,380
Hoya	588,300	14,030,601
INPEX	3,230	22,545,443
Keyence	76,200	20,716,191
Komatsu	726,500	22,157,784
Mitsubishi Estate	1,066,000	21,735,689
Nintendo	68,400	20,042,149
Shimamura	159,900	15,441,721
Shin-Etsu Chemical	379,400	21,774,745
Tokio Marine Holdings	659,100	21,584,609
		339,551,852
Luxembourg--.9%
Tenaris, ADR	211,100	9,579,718
Singapore--1.2%
DBS Group Holdings	1,139,512	12,705,048
Spain--1.8%
Inditex	273,800	19,821,086
Sweden--2.0%
Hennes & Mauritz, Cl. B	668,300	21,841,938
Switzerland--7.5%
Nestle	382,500	21,654,827
Novartis	378,000	21,196,642
Roche Holding	19,000	2,946,830
SGS	8,290	14,427,866
Synthes	148,000	20,309,977
		80,536,142
United Kingdom--17.8%
BG Group	947,000	23,038,422
Burberry Group	529,000	10,311,002
Cairn Energy	3,219,000a	22,349,951
Centrica	3,937,200	21,768,081
HSBC Holdings	1,857,700	20,475,349
Reckitt Benckiser Group	407,600	21,004,844
Smith & Nephew	1,812,000	20,958,448
Standard Chartered	814,500	21,542,925
Tesco	3,169,400	20,825,690

WM Morrison Supermarkets	1,945,000	8,752,089
		191,026,801
Total Common Stocks
(cost $889,354,806)		1,042,335,943

Other Investment--3.4%		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $36,500,000)	36,500,000[b]	36,500,000
Total Investments (cost $925,854,806)	100.4%	1,078,835,943
Liabilities, Less Cash and Receivables	(.4%)	(3,856,419)
Net Assets	100.0%	1,074,979,524

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $925,854,806. Net unrealized appreciation on investments was $152,981,137 of which $161,027,019 related to appreciated investment securities and $8,045,882 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Energy	15.8
Health Care	15.4
Consumer Discretionary	14.3
Consumer Staples	12.8
Financial Services	12.6
Technology	10.3
Industrial	7.6
Utilities	4.2
Money Market Investment	3.4
Materials	2.0
Telecommunication Services	2.0
100.4
† Based on net assets.

At February 28, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 3/1/2011	6,664,076	6,705,274	6,785,054	79,780
British Pound,
Expiring 3/1/2011	825,732	1,328,272	1,342,348	14,076
Euro,
Expiring 3/1/2011	2,470,550	3,405,159	3,409,254	4,095
Japanese Yen,
Expiring 3/1/2011	457,124,167	5,587,673	5,587,973	300
				98,251

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,042,335,943	-	-	1,042,335,943
Mutual Funds	36,500,000	-	-	36,500,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	98,251	-	98,251
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date: April 26, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)